Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.81%
Communication services: 1.24%
Entertainment: 1.24%
Liberty Media Corp.-Liberty Live Class C†	28,895	$1,105,812
Consumer discretionary: 7.55%
Automobile components: 1.18%
Modine Manufacturing Co.†	10,479	1,049,891
Broadline retail: 1.12%
Global-E Online Ltd.†	27,484	996,845
Hotels, restaurants & leisure: 1.84%
Dutch Bros, Inc. Class A†	17,033	705,166
Sweetgreen, Inc. Class A†	13,067	393,839
Wingstop, Inc.	1,265	534,665
		1,633,670
Household durables: 1.27%
Taylor Morrison Home Corp.†	20,335	1,127,372
Leisure products: 1.27%
Games Workshop Group PLC	8,367	1,128,536
Specialty retail: 0.87%
Wayfair, Inc. Class A†	14,750	777,768
Consumer staples: 3.92%
Beverages: 0.89%
Celsius Holdings, Inc.†	13,890	792,980
Personal care products: 3.03%
BellRing Brands, Inc.†	20,889	1,193,598
e.l.f. Beauty, Inc.†	7,132	1,502,855
		2,696,453
Energy: 2.15%
Energy equipment & services: 2.15%
Noble Corp. PLC	24,674	1,101,694
Weatherford International PLC†	6,646	813,803
		1,915,497
Financials: 6.34%
Capital markets: 2.85%
Morningstar, Inc.	5,959	1,762,970
Sprott, Inc.	18,547	767,660
		2,530,630
Financial services: 1.39%
Shift4 Payments, Inc. Class A†	16,912	1,240,495
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Insurance: 2.10%
Palomar Holdings, Inc.†	12,522	$1,016,160
Skyward Specialty Insurance Group, Inc.†	23,581	853,161
		1,869,321
Health care: 20.34%
Biotechnology: 7.16%
Ascendis Pharma AS ADR†	4,652	634,440
Halozyme Therapeutics, Inc.†	21,205	1,110,294
Insmed, Inc.†	7,975	534,325
Krystal Biotech, Inc.†	5,284	970,353
Natera, Inc.†	16,111	1,744,660
Vaxcyte, Inc.†	7,235	546,315
Vericel Corp.†	18,073	829,189
		6,369,576
Health care equipment & supplies: 6.39%
Glaukos Corp.†	7,738	915,792
Inspire Medical Systems, Inc.†	3,331	445,788
iRhythm Technologies, Inc.†	12,643	1,360,893
Lantheus Holdings, Inc.†	15,499	1,244,415
TransMedics Group, Inc.†	11,370	1,712,549
		5,679,437
Health care providers & services: 6.13%
Ensign Group, Inc.	9,754	1,206,472
HealthEquity, Inc.†	27,184	2,343,261
Option Care Health, Inc.†	37,239	1,031,520
RadNet, Inc.†	14,804	872,252
		5,453,505
Life sciences tools & services: 0.66%
Repligen Corp.†	4,666	588,196
Industrials: 30.21%
Aerospace & defense: 1.60%
AAR Corp.†	19,609	1,425,574
Building products: 3.40%
AAON, Inc.	21,239	1,852,890
Advanced Drainage Systems, Inc.	7,321	1,174,215
		3,027,105
Commercial services & supplies: 8.21%
ACV Auctions, Inc. Class A†	36,602	667,987
Casella Waste Systems, Inc. Class A†	26,804	2,659,493
CECO Environmental Corp.†	49,788	1,436,384
Tetra Tech, Inc.	12,405	2,536,574
		7,300,438
See accompanying notes to portfolio of investments
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Construction & engineering: 2.25%
Comfort Systems USA, Inc.	2,065	$628,008
Sterling Infrastructure, Inc.†	11,573	1,369,549
		1,997,557
Electrical equipment: 1.17%
Vertiv Holdings Co.	12,063	1,044,294
Ground transportation: 1.50%
Saia, Inc.†	2,803	1,329,435
Machinery: 3.47%
Esab Corp.	13,235	1,249,781
ESCO Technologies, Inc.	7,318	768,683
RBC Bearings, Inc.†	3,960	1,068,329
		3,086,793
Marine transportation: 1.24%
Kirby Corp.†	9,232	1,105,347
Professional services: 3.38%
ICF International, Inc.	9,199	1,365,684
Parsons Corp.†	20,103	1,644,626
		3,010,310
Trading companies & distributors: 3.99%
Applied Industrial Technologies, Inc.	11,765	2,282,410
SiteOne Landscape Supply, Inc.†	7,723	937,649
Xometry, Inc. Class A†	28,068	324,466
		3,544,525
Information technology: 23.49%
Electronic equipment, instruments & components: 5.83%
Fabrinet†	4,390	1,074,628
Littelfuse, Inc.	4,360	1,114,372
Nayax Ltd.†	29,805	630,545
nLight, Inc.†	38,862	424,762
Novanta, Inc.†	11,895	1,940,193
		5,184,500
IT services: 1.80%
Endava PLC ADR†	16,274	475,852
Globant SA†	6,307	1,124,286
		1,600,138
Semiconductors & semiconductor equipment: 3.76%
Impinj, Inc.†	5,922	928,392
Lattice Semiconductor Corp.†	9,994	579,552
Onto Innovation, Inc.†	8,390	1,842,109
		3,350,053
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Software: 12.10%
Appfolio, Inc. Class A†	4,782	$1,169,534
CCC Intelligent Solutions Holdings, Inc.†	155,678	1,729,582
Clearwater Analytics Holdings, Inc. Class A†	70,870	1,312,512
CyberArk Software Ltd.†	6,876	1,880,036
Descartes Systems Group, Inc.†	15,799	1,529,975
JFrog Ltd.†	19,405	728,658
Sprout Social, Inc. Class A†	16,685	595,321
SPS Commerce, Inc.†	9,644	1,814,615
		10,760,233
Materials: 2.77%
Chemicals: 0.47%
Aspen Aerogels, Inc.†	17,466	416,564
Metals & mining: 2.30%
ATI, Inc.†	23,855	1,322,760
Carpenter Technology Corp.	6,631	726,625
		2,049,385
Real estate: 0.80%
Real estate management & development: 0.80%
DigitalBridge Group, Inc.	51,522	705,851
Total common stocks (Cost $69,499,167)		87,894,086

		Yield
Short-term investments: 0.64%
Investment companies: 0.64%
Allspring Government Money Market Fund Select Class♠∞		5.25%	566,542	566,542
Total short-term investments (Cost $566,542)				566,542
Total investments in securities (Cost $70,065,709)	99.45%			88,460,628
Other assets and liabilities, net	0.55			489,324
Total net assets	100.00%			$88,949,952

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
4 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,540,272	$10,352,753	$(12,326,483)	$0	$0	$566,542	566,542	$30,608
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 5

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,105,812	$0	$0	$1,105,812
Consumer discretionary	6,714,082	0	0	6,714,082
Consumer staples	3,489,433	0	0	3,489,433
Energy	1,915,497	0	0	1,915,497
Financials	5,640,446	0	0	5,640,446
Health care	18,090,714	0	0	18,090,714
Industrials	26,871,378	0	0	26,871,378
Information technology	20,894,924	0	0	20,894,924
Materials	2,465,949	0	0	2,465,949
Real estate	705,851	0	0	705,851
Short-term investments
Investment companies	566,542	0	0	566,542
Total assets	$88,460,628	$0	$0	$88,460,628
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery Small Cap Growth Fund | 7